November 3, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Re:	BNY Mellon Funds Trust
File No. 811-09903

Dear Sir/Madam:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended August 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6915.

Very truly yours,

/s/ Steven Levine

Steven Levine
Legal Assistant

SL/ Enclosures